(Delaware Core Plus Bond Fund)
What is the Fund's investment objective?
The Core Plus Bond Fund seeks maximum long-term total return, consistent with reasonable risk.
What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (Delaware Core Plus Bond Fund)	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as apercentage of offering price	4.50%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Delaware Core Plus Bond Fund)		Class A	Class C	Class R	Institutional Class
Management fees		0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses		0.40%	0.40%	0.40%	0.40%
Total annual fund operating expenses		1.20%	1.95%	1.45%	0.95%
Fee waivers and expense reimbursements	[1]	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.90%	1.65%	1.15%	0.65%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets from Nov. 27, 2015 through Nov. 28, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund's Board of Trustees (Board).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Delaware Core Plus Bond Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	538	785	1,052	1,814
Class C	268	583	1,024	2,251
Class R	117	429	764	1,709
Institutional Class	66	273	496	1,139

Expense Example, No Redemption - (Delaware Core Plus Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	168	583	1,024	2,251

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 313% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Manager will invest at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy).

The Fund will invest at least 50% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 30% of its net assets in high yield securities and no more than 30% of its net assets in foreign securities. Moreover, the Fund's total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 15% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of net assets.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

Loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A portfolio's ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. In addition, certain loans in which the fund invests may not be considered securities. The fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Prepayment risk — The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Core Plus Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

On Jan. 31, 2007, the Fund's investment objective and strategy changed from seeking high current income by investing primarily in U.S. government debt obligations to seeking maximum long-term total return by investing in U.S. investment grade bonds, corporate junk bonds, and foreign bonds.

Year-by-year total return (Class A)

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 0.50%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.30% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -3.49% for the quarter ended Sept. 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014
Average Annual Total Returns - (Delaware Core Plus Bond Fund)	1 Year	5 Years	10 Years
Class A	0.90%	4.06%	4.72%
Class A | return after taxes on distributions	(0.27%)	2.77%	3.20%
Class A | return after taxes on distributions and sale of Fund shares	0.50%	2.62%	3.05%
Class C	3.84%	4.23%	4.43%
Class R	5.48%	4.75%	4.97%
Institutional Class	5.89%	5.28%	5.48%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.71%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.